Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Procaps Group, S.A.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	112,824,183
Amendment Flag	false
Entity Central Index Key	0001863362
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38354
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	9 rue de Bitbourg
Entity Address, Postal Zip Code	L-1273
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Location	Bogotá, Colombia
Auditor Name	Deloitte & Touche S.A.S
Auditor Firm ID	1183
Ordinary Shares, U.S.$0.01 nominal value per share
Document Information Line Items
Trading Symbol	PROC
Title of 12(b) Security	Ordinary Shares, U.S.$0.01 nominal value per share
Security Exchange Name	NASDAQ
Warrants
Document Information Line Items
Trading Symbol	PROCW
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ
Business Contact
Document Information Line Items
Contact Personnel Name	Ruben Minski
Entity Address, Address Line One	9 rue de Bitbourg
Entity Address, Postal Zip Code	L-1273
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	356
Local Phone Number	7995-6138
Contact Personnel Email Address	ir@procapsgroup.com